Cash, Cash Equivalents and Investments	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Investments
Cash, Cash Equivalents and Investments

The Company's cash, cash equivalents and investments as of December 31, 2014 and 2013 consisted primarily of cash, U.S. government agency bonds, corporate bonds, commercial paper, certificates of deposits and money market funds.

The Company classifies investments as available-for-sale at the time of purchase and reevaluates such classification as of each balance sheet date. All investments are recorded at estimated fair value. Unrealized gains and losses on available-for-sale investments are included in accumulated other comprehensive loss, a component of stockholders' equity. The Company evaluates its investments to assess whether those with unrealized loss positions are other than temporarily impaired. The Company considers impairments to be other than temporary if they are related to deterioration in credit risk or if it is likely the Company will sell the investments before the recovery of their cost basis. Realized gains and losses and declines in value judged to be other than temporary are determined based on the specific identification method and are reported in other income (expense), net, in the consolidated statements of comprehensive loss. Interest, amortization of premiums, and accretion of discount on all investments classified as available-for-sale are also included as a component of other income (expense), net, in the consolidated statements of comprehensive loss.

As of December 31, 2014 and 2013, the Company's cash was $48.7 million and $18.7 million, respectively.

A summary of the cash equivalents and investments as of December 31, 2014 is as follows:

Cash Equivalents:	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Money market funds	$17,865	$—	$—	$17,865
Certificates of deposit	1,456	—	—	1,456
	$19,321	$—	$—	$19,321

Investments:	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency bonds	$7,508	$—	$(6)	$7,502
Corporate bonds and commercial paper	6,200	—	(8)	6,192
Certificates of deposit	7,262	—	—	7,262
	$20,970	$—	$(14)	$20,956

The Company may sell its investments at any time, without significant penalty, for use in current operations or for other purposes, even if they have not yet reached maturity. As a result, the Company classifies its investments, including investments with maturities beyond twelve months as current assets in the accompanying consolidated balance sheets.

The following table summarizes the estimated fair value of the Company's investments, designated as available-for-sale and classified by the contractual maturity date of the investments as of the dates shown:

	December 31,
	2014	2013
Due within one year or less	$9,095	$—
Due after one year through five years	11,861	—
Total	$20,956	$—

The Company has certain available-for-sale investments in a gross unrealized loss position, all of which have been in such position for less than twelve months. The Company reviews its debt securities classified as short-term investments on a regular basis to evaluate whether or not any security has experienced an other than temporary decline in fair value. The Company considers factors such as the length of time and extent to which the market value has been less than the cost, the financial position and near-term prospects of the issuer and its intent to sell, or whether it is more likely than not the Company will be required to sell the investment before recovery of the investment's amortized-cost basis. If the Company determines that an other than temporary decline exists in one of these investments, the respective investment would be written down to fair value. For debt securities, the portion of the write-down related to credit loss would be recognized to other income, net in the consolidated statements of comprehensive loss. Any portion not related to credit loss would be included in accumulated other comprehensive loss. Because the Company does not intend to sell any investments which have an unrealized loss position at this time, and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis, which may be maturity, the Company does not consider the investments with unrealized loss positions to be other than temporarily impaired as of December 31, 2014.

The following table shows the fair values and the gross unrealized losses of these available-for-sale investments aggregated by investment category as of as of December 31, 2014:

	Fair Value	Gross Unrealized Loss
U.S. government agency bonds	$7,508	$(6)
Corporate bonds and commercial paper	6,200	(8)
Total	$13,708	$(14)

The Company did not have any available-for-sale investments as of December 31, 2013.